Stockholders' Equity (Deficit) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity (Deficit).
Schedule of Restricted Common Stock Award Activity

A summary of the restricted common stock award activity during the nine months ended September 30, 2025, is as follows:

	Restricted Common Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested as of December 31, 2024	2,882,924	$0.01
Granted	2,848,936	2.28
Vested	(2,444,550)	1.77
Forfeited/ cancelled	(151,926)	0.02
Unvested as of September 30, 2025	3,135,384	$0.65

A summary of the restricted common stock award activity during the years ended December 31, 2024 and 2023, is as follows:

	Restricted Common
	Stock
		Weighted
	Number of	Average
	Shares	Fair Value
Unvested at July 17, 2023 (inception)	—	$—
Granted	7,434,956	—
Vested	(4,415,990)	—
Forfeited/cancelled	—	—
Unvested as of December 31, 2023	3,018,966	—
Granted	8,885,884	0.02
Vested	(9,021,926)	0.02
Forfeited/cancelled	—	—
Unvested as of December 31, 2024	2,882,924	0.02

Schedule of stock options activity

Stock Options
Weighted
	Number of	Average
	Options	Fair Value
Outstanding as of December 31, 2024	—	$—
Granted	1,461,062	1.99
Exercised	—	—
Forfeited	—	—
Outstanding as of September 30, 2025	1,461,062	$1.99

Schedule of significant assumptions used for stock options valuation

Risk-free interest rate	3.92%
Expected term (in years)	6.25
Expected volatility	83.9%
Expected dividend yield	0%
Fair value per share	$2.73